Fair values of financial instruments (Tables)	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at September 30, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	—	—	9	9
Liabilities
Liability subject to compromise – Secured credit facilities ( Level 3)	—	—	1,966	5,544
Liability subject to compromise – Related Party Loans Payable (Level 3)	—	—	176	503
First Lien Senior Secured (Level 3)	188	184	—	—
Second Lien Senior Secured (Level 3)	748	748	—	—
Unsecured Convertible note – debt component (Level 3) *	42	50	—	—

*	The conversion option, together with the issue discount, was recorded in the Predecessor equity which was subsequently cancelled on emergence from Chapter 11 proceedings.

The carrying value and estimated fair value of o
ur fina
ncial instruments that are measured at amortized cost as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021		December 31, 2020
		(As adjusted)		(As adjusted)
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	9	9	6	6

Liabilities
Liability subject to compromise – Secured credit facilities ( Level 3)	1,966	5,544	922	5,545
Liability subject to compromise – Related Party Loans Payable (Level 3)	176	503	424	426

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at September 30, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents ( Level 1)	224	224	293	293
Restricted cash (Level 1)	125	125	223	223
Interest rate cap (Level 2)	8	8	—	—